Segments - Additional Information (Detail) - Revenue From Contract With Customer - Rigetti Holdings Inc - Geographic Concentration Risk [Member]	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Jan. 31, 2021
AU
Segment Reporting Information [Line Items]
Customer concentration risk percentage		1.00%
US
Segment Reporting Information [Line Items]
Customer concentration risk percentage	71.00%	92.00%
GB
Segment Reporting Information [Line Items]
Customer concentration risk percentage	29.00%	7.00%